UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 05/31/18

Item 1. Schedule of Investments.

	FRANKLIN UNIVERSAL TRUST

Statement of Investments, May 31, 2018 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 41.2%
Energy 1.5%
[a] Birch Permian Holdings Inc	United States	66,542	$848,410
[a] Chaparral Energy Inc	United States	5,868	112,959
[a,b] Chaparral Energy Inc., A, 144A	United States	214	4,387
Enbridge Inc	Canada	39,360	1,222,915
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	5,433	435
[a] Goodrich Petroleum Corp	United States	19,379	251,346
[a] Halcon Resources Corp	United States	52,355	253,398
[a] Halcon Resources Corp., wts., 9/09/20	United States	4,668	3,128
[a] Linn Energy Inc	United States	5,272	211,354
[a] Midstates Petroleum Co. Inc	United States	325	4,284
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,311	238
			2,912,854
Materials 1.4%
BHP Billiton PLC, ADR	United Kingdom	25,185	1,152,969
Freeport-McMoRan Inc	United States	80,380	1,358,422
South32 Ltd., ADR	Australia	10,074	140,633
[a] Verso Corp., A	United States	3,330	67,366
[a] Verso Corp., wts., 7/25/23	United States	350	1,267
			2,720,657
Transportation 0.1%
[a,c] CEVA Logistics AG.	Switzerland	5,770	144,168
Utilities 38.2%
Alliant Energy Corp	United States	80,000	3,313,600
American Electric Power Co. Inc	United States	75,000	5,096,250
CenterPoint Energy Inc	United States	122,800	3,208,764
CMS Energy Corp	United States	100,000	4,613,000
Consolidated Edison Inc	United States	40,000	3,069,200
Dominion Energy Inc	United States	67,200	4,313,568
DTE Energy Co	United States	30,000	3,072,900
Duke Energy Corp	United States	46,060	3,553,990
Edison International	United States	36,000	2,237,760
Entergy Corp	United States	30,000	2,427,300
Exelon Corp	United States	80,000	3,311,200
FirstEnergy Corp	United States	60,000	2,065,200
Great Plains Energy Inc	United States	70,000	2,375,800
NextEra Energy Inc	United States	34,800	5,770,188
NiSource Inc	United States	60,000	1,518,000
PG&E Corp	United States	30,000	1,299,900
Pinnacle West Capital Corp	United States	44,800	3,566,528
PPL Corp	United States	24,500	669,340
Public Service Enterprise Group Inc	United States	45,000	2,384,100
Sempra Energy	United States	50,000	5,326,500
The Southern Co	United States	68,250	3,064,425
WEC Energy Group Inc	United States	40,000	2,526,000
Westar Energy Inc	United States	60,000	3,402,000
Xcel Energy Inc	United States	60,000	2,731,200
			74,916,713
Total Common Stocks and Other Equity Interests
(Cost $44,722,419)			80,694,392

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds 87.5%
Automobiles & Components 0.8%
[b] Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States $	600,000	$563,250
The Goodyear Tire & Rubber Co., senior bond, 5.00%, 5/31/26	United States	1,100,000	1,046,375
			1,609,625
Banks 1.9%
CIT Group Inc., senior note, 5.25%, 3/07/25	United States	600,000	610,500
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,123,375
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	920,250
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,100,000	1,111,000
			3,765,125
Capital Goods 5.0%
[b] BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	500,000	502,500
[b] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	600,000	555,000
[b] BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	600,000	607,500
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	327,750
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	300,000	300,375
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,300,000	1,288,625
[b] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	420,500
[b] Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27.	United States	300,000	279,750
senior note, 144A, 4.625%, 12/15/25	United States	300,000	284,250
[b] Pisces Midco Inc., senior secured note, 144A, 8.00%, 4/15/26.	United States	900,000	881,721
Tennant Co., senior note, 5.625%, 5/01/25	United States	1,200,000	1,200,000
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,400,000	1,391,250
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,700,000	1,674,500
			9,713,721
Commercial & Professional Services 2.2%
[b] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,100,000	1,023,000
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	1,400,000	1,447,250
senior bond, 5.875%, 9/15/26	United States	100,000	102,625
senior bond, 5.50%, 5/15/27	United States	500,000	496,250
[b] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,300,000	1,212,250
			4,281,375
Consumer Durables & Apparel 4.4%
[b] Ashton Woods USA LLC, senior note, 144A, 6.75%, 8/01/25	United States	1,500,000	1,445,625
Beazer Homes USA Inc., senior note, 8.75%, 3/15/22	United States	1,300,000	1,394,250
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	981,250
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,500,000	1,436,250
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	400,000	402,000
senior note, 144A, 5.625%, 3/01/24	United States	600,000	590,820
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	724,500
[b] Weekley Homes LLC/Weekley Finance Corp., senior note, 144A, 6.625%, 8/15/25	United States	1,700,000	1,633,417
			8,608,112
Consumer Services 7.4%
[b] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24.	Canada	900,000	855,000
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,300,000	1,313,000
[b] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	1,200,000	1,203,000

|2

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Services (continued)
[b] Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25.	United States $1,500,000		$1,562,820
[b] Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured
note, 144A, 10.50%, 2/15/23	United States	500,000	506,875
[b] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,000,000	1,013,750
[b] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	1,700,000	1,746,750
[b] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., senior secured note, first lien,
144A, 6.75%, 11/15/21	United States	1,700,000	1,755,250
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	600,000	597,000
senior note, 144A, 5.25%, 6/01/26	United States	600,000	588,000
[b] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%, 2/01/25 .	United States	700,000	733,250
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,300,000	1,277,250
[b] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	1,500,000	1,434,998
			14,586,943
Diversified Financials 2.5%
[b] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,108,250
[b] MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	700,000	703,500
Navient Corp.,
senior note, 6.625%, 7/26/21.	United States	800,000	832,000
senior note, 6.50%, 6/15/22	United States	500,000	516,875
senior note, 7.25%, 9/25/23	United States	1,700,000	1,797,750
			4,958,375
Energy 9.9%
[b] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	500,000	514,327
Bill Barrett Corp., senior note, 8.75%, 6/15/25	United States	1,700,000	1,827,500
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22.	United States	515,000	457,063
senior bond, 6.00%, 11/15/24	United States	15,000	12,300
senior note, 5.50%, 9/15/21	United States	10,000	8,900
[b,e] Callon Petroleum Co., senior note, 144A, 6.375%, 7/01/26	United States	800,000	797,880
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23.	United States	800,000	802,000
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	600,000	664,500
senior secured note, first lien, 5.875%, 3/31/25	United States	1,000,000	1,047,500
[b] Cheniere Energy Partners LP, senior secured note, first lien, 144A, 5.25%,
10/01/25	United States	1,200,000	1,170,000
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	240,000	255,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	500,000	511,250
senior note, 5.75%, 4/01/25	United States	800,000	793,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	800,000	754,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	1,200,000	1,294,500
senior secured bond, first lien, 5.875%, 1/15/24.	United States	200,000	208,000
[b,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	688,666	625,396
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	700,000	623,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21.	United States	600,000	600,000
[b] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	1,000,000	430,000
Oceaneering International Inc., senior note, 6.00%, 2/01/28	United States	800,000	791,734

|3

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States $1,600,000		$1,635,520
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	800,000	691,744
senior note, 6.125%, 1/15/23.	United States	100,000	66,250
[b] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23	United States	700,000	670,257
[b,f] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	299,997	299,247
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	258,859	236,314
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20.	United States	200,000	200,500
senior note, 7.75%, 6/15/21	United States	400,000	407,500
senior note, 4.50%, 4/15/22	United States	400,000	366,200
senior note, 8.25%, 6/15/23	United States	600,000	583,500
			19,344,882
Food & Staples Retailing 0.3%
[b] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	700,000	675,500
Food, Beverage & Tobacco 2.8%
B&G Foods Inc., senior note, 5.25%, 4/01/25.	United States	1,200,000	1,131,000
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25.	Canada	1,200,000	1,185,000
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	700,000	691,250
senior note, 144A, 4.875%, 11/01/26	United States	1,000,000	993,750
[b] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	800,000	752,000
senior bond, 144A, 5.625%, 1/15/28	United States	300,000	283,875
senior note, 144A, 5.50%, 3/01/25	United States	400,000	395,000
			5,431,875
Health Care Equipment & Services 5.9%
[b] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	700,000	698,250
[b] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,400,000	1,351,280
[b] Centene Escrow I Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,700,000	1,721,250
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20.	United States	700,000	595,000
senior note, 6.875%, 2/01/22.	United States	200,000	106,000
senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	562,500
HCA Inc.,
senior bond, 5.875%, 2/15/26	United States	1,400,000	1,412,264
senior secured bond, first lien, 5.875%, 3/15/22.	United States	600,000	632,250
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24.	United States	1,300,000	1,352,000
[b,f] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	400,000	414,500
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	400,000	406,000
senior note, 8.125%, 4/01/22.	United States	1,000,000	1,048,760
WellCare Health Plans Inc., senior note, 5.25%, 4/01/25	United States	1,200,000	1,200,000
			11,500,054
Household & Personal Products 0.5%
[b] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	900,000	891,000

|4

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials 12.0%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg $	400,000	$402,000
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.00%, 6/30/21.	Luxembourg	500,000	508,125
[b] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%, 5/15/21 .	Australia	900,000	930,600
[b] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,800,000	1,771,920
The Chemours Co.,
senior note, 6.625%, 5/15/23.	United States	1,100,000	1,156,683
senior note, 5.375%, 5/15/27.	United States	300,000	294,000
[b] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A, 4.75%,
2/01/26	United States	700,000	662,970
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	500,000	481,250
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	431,000	433,963
senior note, 144A, 7.25%, 4/01/23	Zambia	600,000	603,750
senior note, 144A, 6.875%, 3/01/26	Zambia	500,000	475,625
[b] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	800,000	786,548
senior note, 144A, 5.125%, 3/15/23	Australia	400,000	398,000
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A,
7.375%, 12/15/23	United States	1,000,000	1,055,000
[b] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	900,000	906,750
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	697,375
[b] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A,
7.125%, 11/01/22	Canada	400,000	406,000
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	500,000	491,300
senior note, 144A, 6.25%, 8/15/24	United States	700,000	710,570
[b] OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	500,000	516,250
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,002,500
senior note, 144A, 5.875%, 8/15/23	United States	500,000	510,000
[b] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,200,000	1,152,000
[b] Platform Specialty Products Corp.,
senior note, 144A, 6.50%, 2/01/22	United States	600,000	616,500
senior note, 144A, 5.875%, 12/01/25	United States	1,000,000	963,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
[b] senior note, 144A, 7.00%, 7/15/24	United States	200,000	205,615
senior secured note, first lien, 5.75%, 10/15/20	United States	484,554	487,582
[b] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	983,750
[b] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	200,000	207,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	423,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	900,000	920,250
senior bond, 5.00%, 12/15/26	United States	700,000	693,910
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25	United States	1,600,000	1,632,000
			23,486,536
Media 8.6%
[b] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	1,200,000	1,156,500
[b] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,200,000	1,155,360
AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	700,000	683,375

|5

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States $1,200,000		$1,168,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,700,000	1,718,063
[b] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	687,540
[b] Cequel Communications Holdings I LLC/Cequel CapitalCorp., senior note, 144A,
7.50%, 4/01/28.	United States	500,000	503,125
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22.	United States	1,000,000	1,026,250
senior sub. note, 7.625%, 3/15/20	United States	700,000	700,000
CSC Holdings LLC,
[b] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	480,000
senior note, 6.75%, 11/15/21.	United States	700,000	740,915
senior note, 5.25%, 6/01/24	United States	700,000	663,390
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	700,000	657,125
senior note, 7.75%, 7/01/26	United States	800,000	693,000
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	900,000	882,585
[b] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	800,000	822,000
senior bond, 144A, 5.375%, 4/15/25	United States	700,000	693,875
Tegna Inc., senior note, 5.125%, 7/15/20.	United States	800,000	807,000
[b] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%,
9/15/22	United States	116,000	119,190
[b] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	305,250
[b] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	776,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	190,250
[b] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	200,000	198,250
senior note, 144A, 5.625%, 4/15/22	United States	92,000	93,840
			16,921,383
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
[b] Concordia International Corp.,
[g] senior note, 144A, 7.00%, 4/15/23	Canada	900,000	56,250
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	400,000	364,000
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	572,000
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	742,190
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,515,000
[b] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	700,000	705,530
[b] Valeant Pharmaceuticals International, senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,578,195
[b] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.625%, 12/01/21	United States	700,000	696,325
senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	210,250
			6,439,740
Real Estate 2.7%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,400,000	1,405,250
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	1,300,000	1,335,750
senior bond, 5.875%, 1/15/26	United States	200,000	204,250

|6

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Real Estate (continued)
[b] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%,
11/15/25	United States $1,000,000		$1,022,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	292,500
senior bond, 5.00%, 10/15/27	United States	500,000	471,280
senior note, 6.375%, 3/01/24.	United States	600,000	633,000
			5,364,530
Retailing 1.1%
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	1,100,000	1,134,485
[b] senior bond, 144A, 5.875%, 11/15/28.	United States	200,000	202,782
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	300,000	145,740
senior note, 144A, 8.875%, 6/01/25	United States	300,000	144,750
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	900,000	625,500
			2,253,257
Software & Services 2.2%
[b] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24.	United States	1,700,000	1,712,750
senior note, 144A, 7.00%, 12/01/23	United States	400,000	420,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,736,125
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	484,579
			4,353,454
Technology Hardware & Equipment 4.0%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,542,000	1,010,010
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	700,000	694,960
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,200,000	1,209,000
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	200,000	205,745
senior note, 144A, 7.125%, 6/15/24	United States	200,000	214,946
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	211,263
[b] Itron Inc., senior note, 144A, 5.00%, 1/15/26	United States	1,800,000	1,732,500
[b] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25.	United States	1,300,000	1,263,015
Western Digital Corp., senior note, 4.75%, 2/15/26	United States	1,300,000	1,281,312
			7,822,751
Telecommunication Services 4.7%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	303,750
[b] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	684,846
[b] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	459,725
senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	261,459
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,400,000	1,365,000
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Luxembourg	500,000	491,250
[b] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	223,000	228,675
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	500,000	526,000
senior bond, 7.125%, 6/15/24	United States	500,000	505,000
senior note, 7.625%, 3/01/26.	United States	600,000	618,000

|7

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first
lien, 144A, 4.738%, 9/20/29	United States $1,300,000		$1,294,033
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	209,500
senior bond, 6.375%, 3/01/25	United States	500,000	523,700
senior bond, 4.75%, 2/01/28	United States	600,000	561,750
senior note, 6.00%, 4/15/24	United States	200,000	208,260
[b] Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27	United States	1,000,000	970,000
			9,210,948
Transportation 0.9%
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	671,125
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	700,000	661,500
[b] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	100,000	98,930
senior note, 144A, 5.50%, 2/15/24	Ireland	300,000	295,590
			1,727,145
Utilities 4.4%
Calpine Corp., senior bond, 5.75%, 1/15/25.	United States	1,800,000	1,642,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%,
6/15/20	United States	800,000	774,000
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	1,002,620
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	900,000	904,500
senior bond, 5.00%, 9/15/26	United States	900,000	870,750
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,800,000	1,404,000
Vistra Energy Corp., senior bond, 7.625%, 11/01/24	United States	1,800,000	1,941,750
			8,540,120
Total Corporate Bonds (Cost $174,988,256)			171,486,451

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	700,000	—
[a,c] NewPage Corp., Litigation Trust	United States	1,200,000	—
[a] Penn Virginia Corp., Escrow Account	United States	700,000	1,750
[a] Vistra Energy Corp., Escrow Account	United States	700,000	5,687
Total Escrows and Litigation Trusts (Cost $20,296)			7,437
Total Investments before Short Term Investments
(Cost $219,730,971)			252,188,280

|8

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $2,692,478) 1.4%
Money Market Funds 1.4%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	2,692,478	$2,692,478
Total Investments (Cost $222,423,449) 130.1%			254,880,758
Notes Payable (30.6)%			(59,987,766)
Other Assets, less Liabilities 0.5%			978,920
Net Assets 100.0%			$195,871,912

See Abbreviations on page 12.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
May 31, 2018, the aggregate value of these securities was $97,842,501, representing 50.0% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dPerpetual security with no stated maturity date.
eSecurity purchased on a when-issued basis.
fIncome may be received in additional securities and/or cash.
gDefaulted security or security for which income has been deemed uncollectible.
hSee Note 3 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

|9

FRANKLIN UNIVERSAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|10

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.40%.	3,783,213	40,476,495	(41,567,230)	2,692,478	$2,692,478	$23,780	$—	$—

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|11

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of May 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$1,951,247	$961,369	$238	$2,912,854
Materials	2,719,390	1,267	—	2,720,657
Transportation	—	—	144,168	144,168
All Other Equity Investments.	74,916,713	—	—	74,916,713
Corporate Bonds	—	171,486,451	—	171,486,451
Escrows and Litigation Trusts	—	7,437	—[c]	7,437
Short Term Investments	2,692,478	—	—	2,692,478
Total Investments in Securities	$82,279,828	$172,456,524	$144,406	$254,880,758

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks as well as other equity investments.
cIncludes securities determined to have no value at May 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 26, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 26, 2018